                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

      Supplement dated August 1, 2010 to PROSPECTUSES dated May 3, 2010 or
                                  May 21, 2010

This Supplement applies to prospectuses for VENTURE(R) VARIABLE ANNUITY Contracts issued on or after May 3, 2010 and all VENTURE 4(R) VARIABLE ANNUITY, GIFL ROLLOVER VARIABLE ANNUITY, VENTURE(R) OPPORTUNITY A SHARE VARIABLE ANNUITY, and VENTURE(R) OPPORTUNITY B SHARE VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Contracts"). It supplements Contract prospectuses dated May 3, 2010 or May 21, 2010.

Effective August 1, 2010, QS Investors, LLC ("QS Investors") succeeded Deutsche Investment Management Americas Inc. as a subadviser to each of the Lifestyle Portfolios of the John Hancock Trust. With respect to each of the Lifestyle Portfolios (i.e., Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust and Lifestyle Moderate Trust), QS Investors will provide manager optimization services and MFC Global Investment Management (U.S.A.) Limited will continue to provide asset management services to these funds as principal subadviser.

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED AUGUST 1, 2010

08/10:   033-79112    333-70728
         333-143073   333-143074
         333-143075   333-143076
         333-146591   333-146590
         333-146698   333-146699
         333-149421   333-149422
         333-162245   333-162244

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